Stockholders' equity	12 Months Ended
Dec. 31, 2019
Stockholders' equity
Stockholders' equity

Note 19—Stockholders' equity

At both December 31, 2019 and 2018, the Company had 2,672 million authorized shares, of which 2,168 million were registered and issued.

At the Annual General Meeting of Shareholders (AGM) in May 2019, shareholders approved the proposal of the Board of Directors to distribute a total of 0.80 Swiss francs per share. The approved dividend distribution amounted to $1,675 million and was paid in May 2019. At the AGM in March 2018, shareholders approved the proposal of the Board of Directors to distribute a total of 0.78 Swiss francs per share. The approved dividend distribution amounted to $1,736 million and was paid in April 2018. At the AGM in April 2017, shareholders approved the proposal of the Board of Directors to distribute a total of 0.76 Swiss francs per share. The approved dividend distribution amounted to $1,622 million and was paid in April 2017.

In the first quarter of 2018, the Company purchased on the open market an aggregate of 10 million of its own shares to be available for delivery under its employee share programs. These transactions resulted in an increase in Treasury stock of $249 million. In the second quarter of 2017, the Company purchased on the open market an aggregate of 10 million of its own shares to be available for delivery under its employee share programs. These transactions resulted in an increase in Treasury stock of $251 million.

At the AGM in April 2017, shareholders approved the proposal of the Board of Directors to reduce the share capital of the Company by cancelling 46,595,000 treasury shares which were acquired under a $4 billion share buyback program (executed between September 2014 and September 2016). This cancellation was completed in July 2017, resulting in a decrease in Treasury stock of $953 million and a corresponding combined decrease in Capital stock, Additional paid‑in capital and Retained earnings.

Upon and in connection with each launch of the Company’s MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have exercised their WARs. At December 31, 2019, such call options representing 11.8 million shares and with strike prices ranging from 19.00 to 23.50 Swiss francs (weighted‑average strike price of 21.11 Swiss francs) were held by the bank. The call options expire in periods ranging from August 2020 to August 2025. However, only 3.9 million of these instruments, with strike prices ranging from 19.50 to 23.50 Swiss francs (weighted‑average strike price of 20.69 Swiss francs), could be exercised at December 31, 2019, under the terms of the agreement with the bank.

In addition to the above, at December 31, 2019, the Company had further outstanding obligations to deliver:

• up to 14.5 million shares relating to the options granted under the 2014 launch of the MIP, with a strike price of 21.00 Swiss francs, vested in August 2017 and expiring in August 2020,

• up to 15.6 million shares relating to the options granted under the 2015 launch of the MIP, with a strike price of 19.50 Swiss francs, vested in August 2018 and expiring in August 2021,

• up to 14.5 million shares relating to the options granted under the 2016 launch of the MIP, with a strike price of 21.50 Swiss francs, vested in August 2019 and expiring in August 2022,

• up to 13.2 million shares relating to the options granted under the 2017 launch of the MIP, with a strike price of 22.50 Swiss francs, vesting in August 2020 and expiring in August 2023,

• up to 13.0 million shares relating to the options granted under the 2018 launch of the MIP, with a strike price of 23.50 Swiss francs, vesting in August 2021 and expiring in August 2024,

• up to 12.7 million shares relating to the options granted under the 2019 launch of the MIP, with a strike price of 19.00 Swiss francs, vesting in August 2022 and expiring in August 2025,

• up to 2.3 million shares relating to the ESAP, vesting and expiring in October 2020,

• up to 4.7 million shares to Eligible Participants under the 2019, 2018 and 2017 launches of the LTIP, vesting and expiring in May 2022, April 2021 and June 2020, respectively, and

• approximately 1 million shares in connection with certain other share‑based payment arrangements with employees.

See Note 18 for a description of the above share‑based payment arrangements.

In 2018 and 2017, the Company delivered 2.4 million and 6.3 million shares, respectively, out of treasury stock, for options exercised in relation to the MIP, while in 2019 the amount was not significant. In addition, in 2019 and 2017 the Company delivered 0.5 million and 2.8 million shares from treasury stock under the ESAP. No shares were delivered in 2018 under the ESAP.

Amounts available to be distributed as dividends to the stockholders of ABB Ltd are based on the requirements of Swiss law and ABB Ltd’s Articles of Incorporation, and are determined based on amounts presented in the unconsolidated financial statements of ABB Ltd, prepared in accordance with Swiss law. At December 31, 2019, the total unconsolidated stockholders’ equity of ABB Ltd was 8,420 million Swiss francs ($8,696 million), including 260 million Swiss francs ($269 million) representing share capital, 8,920 million Swiss francs ($9,212 million) representing reserves and 760 million Swiss francs ($785 million) representing a reduction of equity for own shares (treasury stock). Of the reserves, 760 million Swiss francs ($785 million) relating to own shares and 52 million Swiss francs ($54 million) representing 20 percent of share capital, are restricted and not available for distribution.

In February 2020, the Company announced that a proposal will be put to the 2020 AGM for approval by the shareholders to distribute 0.80 Swiss francs per share to shareholders.